Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Foreign Exchange USD ($)	Mar. 31, 2013 Foreign Exchange INR	Mar. 31, 2013 Indian Rupee USD ($)	Mar. 31, 2013 Indian Rupee INR
Fair Value of Financial Instruments [Line Items]
Long term debt	$ 2,154	117,434	104,391	$ 2,027	110,514	$ 127	6,920
Long term debt fair value				$ 2,041	111,255	$ 129	7,031